SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SHARE BASED PAYMENTS

27. SHARE BASED PAYMENTS

(a) Employee option plan

There were no new options issued under the Employee Option Plan during the financial years ending June 30, 2024, June 30, 2023 and June 30, 2022.

(b) Performance Rights Issuance

After receiving requisite shareholder approval on December 10, 2020, the Company issued performance rights to Directors of the Company as follows:

●	5,000,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr. Jerzy Muchnicki
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Mr. Peter Rubinstein
●	5,000,000 Class A Performance Rights to Mr. Nicholas Burrows

These performance rights above lapsed during the year ended June 30, 2024.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

27. SHARE BASED PAYMENTS (cont.)

(b) Performance Rights Issuance (cont.)

During the financial year ending June 30, 2022, the Board has approved for the following performance rights to be issued to the Key Management Personnel below:

●	40,000,000 Performance Rights to Mr. Michael Tonroe
●	20,000,000 Performance Rights to Mr. Carl Stubbings
●	20,000,000 Performance Rights to Mr. Kevin Camilleri

The performance rights issued to Mr. Michael Tonroe were forfeited during the 2023 financial year following his resignation. The performance rights issued to Mr. Carl Stubbings and Mr. Kevin Camilleri remain exercisable at June 30, 2024, if vesting conditions are met. However, following a share consolidation of equity securities on December 18, 2023 on the basis of one (1) security for every 100 securities held, Mr. Carl Stubbings and Mr. Kevin Camilleri hold 200,000 performance rights each.

The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded a share-based payments expense of A$124,177 in the Statement of Profit or Loss and Other Comprehensive Income for the current reporting period (2023: A$125,500 and 2022: A$437,508).

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The performance rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the performance rights for nil consideration. Accordingly, the performance rights may have a fair value at the date of their grant. Various factors impact upon the value of performance rights including:

●	the period outstanding before the expiry date of the performance rights;
●	the underlying price or value of the securities into which they may be converted;
●	the proportion of the issued capital as expanded consequent upon conversion of the performance rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and
●	the value of the shares into which the performance rights may be converted.

There are various formulae which can be applied to determining the theoretical value of performance rights (including the formula known as the Black-Scholes Model valuation formula and the Binomial model).

The Company commissioned an independent valuation of the performance rights. The independent valuer has applied the Binomial Model in providing the valuation of the performance rights.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

27. SHARE BASED PAYMENTS (cont.)

Valuation of Performance Rights (cont.)

For the performance Rights issued during the financial year ending June 30, 2022, the data relied upon in applying the Binomial model was:

a)	exercise price being 0.0 cents per performance right for all classes;
b)	VWAP hurdle for key management personnel (15 days consecutive share price hurdle) equaling A$0.016 for performance rights;
c)	sales and market cap hurdles as listed above for performance rights;
d)	the continuously compounded risk-free rate is as per table below (calculated based on yield of Australian government bonds, as at the grant dates for a 2 or 3 year period matching the expected life of performance rights);
e)	the expected option life of 3 years for key management personnel and 2 years for others; and
f)	a volatility measure between 149% to 161%.

Performance hurdles

Key management personnel, being the recipients of the performance rights, must remain engaged by the Company at the time of satisfaction of the performance hurdle in order for the relevant performance right to vest.

There were no performance rights issued for the year ended June 30, 2023 or June 30, 2024.

Performance rights issued during the year ended June 30, 2022

The performance rights for key management personnel vest and are exercisable upon the Share price reaching A$0.016 while or greater for more than 15-day consecutive ASX trading days.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

27. SHARE BASED PAYMENTS (cont.)

Performance rights issued during prior year

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Carl Stubbings	20,000,000	0.52	103,104	26,459	34,368
Mr. Kevin Camilleri	20,000,000	0.42	83,216	16,719	27,739
Total	40,000,000		186,320	43,178	62,107

The performance rights issued to Mr. Carl Stubbings and Mr. Kevin Camilleri remain exercisable at June 30, 2024, if vesting conditions are met. However, following a share consolidation of equity securities on December 18, 2023 on the basis of one (1) security for every 100 securities held, Mr. Carl Stubbings and Mr. Kevin Camilleri hold 200,000 performance rights each.

Performance rights issued during prior year, that lapsed during the financial year ending June 30, 2023

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Michael Tonroe	40,000,000	0.73	291,428	101,043	(101,043)
Total	40,000,000		291,428	101,043	(101,043)

	Number of Performance Rights issued	Valuation per Class D (cents)	Total fair value of Class D Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Simon Morriss	60,000,000	0.96	574,037	191,346	191,346

	Number of Performance Rights issued	Valuation per Class E (cents)	Total fair value of Class E Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Stanley Sack	3,937,500	0.90	35,438	35,438	-

Performance rights issued during prior years, that lapsed during the financial year ending June 30, 2022

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights A$	Expense accounted for in 2021 A$	Expense accounted for during for in 2022 A$
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

27. SHARE BASED PAYMENTS (cont.)

(c) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense and equity raising expenses were as follows:

	2024	2023	2022
	A$	A$	A$
Warrants to be issued H.C. Wainwright, subject to shareholder approval	101,991	134,956	-
Performance rights issued	124,177	125,500	436,119
Options issued under employee option plan	-	-	1,389
Total expenses arising from share-based payments	226,168	260,456	437,508